Issued Capital and Reserves - Movements in Share Premium (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [Line Items]
Share premium, Beginning balance	¥ 91,208
Share-based payments	1,882	¥ 9,520	¥ 11,213
Change in ownership interest in a subsidiary without losing control	(254)		(2)
Share premium, Ending balance	93,560	91,208
Share-based payments [member]
Disclosure of reserves within equity [Line Items]
Share premium, Beginning balance	21,935	15,023	3,810
Share-based payments	1,882	9,520	11,213
Exercise of stock options	(16,746)	(2,548)
Forfeiture of stock options	(9)	(60)
Share premium, Ending balance	7,062	21,935	15,023
Common control business combinations [member]
Disclosure of reserves within equity [Line Items]
Share premium, Beginning balance	294	294	294
Share premium, Ending balance	294	294	294
Others [member]
Disclosure of reserves within equity [Line Items]
Share premium, Beginning balance	68,979	3,666	3,668
Change in ownership interest in a subsidiary without losing control			(2)
Exercise of stock options	15,721	2,460
Initial public offering		63,424
Issuance of common shares	2,000
Cost related to initial public offering	(73)	(571)
Acquisition of non-controlling interests	(423)
Share premium, Ending balance	86,204	68,979	3,666
Share premium [member]
Disclosure of reserves within equity [Line Items]
Share premium, Beginning balance	91,208	18,983	7,772
Share-based payments	1,882	9,520	11,213
Change in ownership interest in a subsidiary without losing control	(423)		(2)
Exercise of stock options	(1,025)	(88)
Forfeiture of stock options	(9)	(60)
Initial public offering		63,424
Issuance of common shares	2,000
Cost related to initial public offering	(73)	(571)
Acquisition of non-controlling interests	(423)
Share premium, Ending balance	¥ 93,560	¥ 91,208	¥ 18,983